Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Receivables - Accounts receivables-net [Text Block]	Philips Group Accounts receivables-net in millions of EUR
	2019	2020
Diagnosis & Treatment	1,905	1,653
Connected Care	1,089	1,124
Personal Health	1,122	1,017
Other	163	133
Accounts receivable-net	4,280	3,928

Receivables - Aging analysis [Text Block]	Philips Group Aging analysis in millions of EUR
	2019	2020
current	3,591	3,413
overdue 1-30 days	251	189
overdue 31-180 days	333	224
overdue > 180 days	105	102
Accounts receivable-net	4,280	3,928

Receivables - Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

	2019	2020
Balance as of January 1	194	211
Additions charged to expense	23	19
Deductions from allowance1)	(9)	(17)
Transfer to assets held for sale		(1)
Other movements	3	(16)
Balance as of December 31	211	195
1)Write-offs for which an allowance was previously provided.